Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2020
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Detail of financial liabilities
Detail of financial liabilities

	As of December 31,	As of June 30,
	2019	2020
	$ in thousands
Lease debts	46,540	64,864
Other	—	6,640

Total non-current financial liabilities	46,540	71,504

Lease debts	1,067	3,777

Total current financial liabilities	1,067	3,777

Trade payables	29,264	32,674
Other current liabilities	8,497	14,499

Total Financial liabilities	85,368	122,454

Due dates of the financial liabilities
Due dates of the financial liabilities

Balance as of June 30, 2020	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	68,641	3,777	19,422	45,442
Trade payables	32,674	32,674	—	—
Other non-current liabilities	6,640	—	4,140	2,500
Other current liabilities	14,499	14,499	—	—

Total financial liabilities	122,454	50,950	23,562	47,942